Derivatives and Fair Value Measurements - Summary of Financial Assets and Liabilities at Fair Value (Detail) - Level 2 - Significant Other Observable Inputs [Member] - Swaps [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (5,780)	$ 4,377
Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		3,532
Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		$ 845
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(4,457)
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (1,323)